Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
Fair Value of Contracts, Beginning of Year	CAD (291)	CAD 271
Fair Value of Contracts Realized During the Year	200	(211)
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(929)	(343)
Unamortized Premium on Put Options	16
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	18	(8)
Fair Value of Contracts, End of Year	CAD (986)	CAD (291)